Mineral Properties and Exploration Expenses (Sale of AGC Resources) (Details) (AGC Resources LLC [Member], USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2012	Jun. 14, 2011
AGC Resources LLC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sale of subsidiary, total price			$ 2,000,000
Sale of subsidiary, contingent proceeds			1,000,000
Sale of subsidiary, royalty percentage			5.00%
Sale of subsidiary, loss recognized		(2,757,511)
Impairment on reclamation bonds	$ 245,221